Geographic Information	12 Months Ended
Dec. 31, 2012
Segments, Geographical Areas [Abstract]
Geographic Information

The company operates under one business segment, investment management. Geographical information is presented below. There are no revenues or long-lived assets attributed to the company's country of domicile, Bermuda.

$ in millions	U.S.	U.K./Ireland	Canada	Continental Europe	Asia	Total
For the year ended December 31, 2012
Revenue from external customers	2,063.6	1,492.1	346.4	43.0	105.3	4,050.4
Inter-company revenue	(6.5)	(144.0)	(13.2)	78.3	85.4	—
Total operating revenues	2,057.1	1,348.1	333.2	121.3	190.7	4,050.4
Long-lived assets	228.7	83.6	9.4	7.1	20.8	349.6
For the year ended December 31, 2011
Revenue from external customers	1,980.3	1,473.1	372.3	38.8	117.8	3,982.3
Inter-company revenue	(8.1)	(152.8)	(14.1)	76.7	98.3	—
Total operating revenues	1,972.2	1,320.3	358.2	115.5	216.1	3,982.3
Long-lived assets	196.7	81.5	7.9	4.9	21.8	312.8
For the year ended December 31, 2010
Revenue from external customers	1,579.0	1,305.8	370.7	44.3	86.1	3,385.9
Inter-company revenue	9.8	(131.3)	(10.1)	56.3	75.3	—
Total operating revenues	1,588.8	1,174.5	360.6	100.6	161.4	3,385.9
Long-lived assets	169.3	79.6	7.6	2.8	13.1	272.4

Operating revenues reflect the geographical regions from which services are provided.